INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Stockpiled ore	$ 6,706	$ 7,578
In-process ore	1,057	2,721
Finished goods	449	394
Materials and supplies	22,388	28,167
Inventories	30,600	38,860	[1]
Cost of inventories expensed during period	109,500	99,200
Write-down of materials and supplies	200	$ 0
Finished goods inventory at net realisable value	$ 400

[1]	Please refer to Note 28 for information on revised prior period comparatives.